Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Schedule of accounts receivable
	2021	2020
Accounts receivable, gross	$826,683	$1,774,792
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$826,683	$1,774,792